Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

July 6, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Commerce Funds (the “Trust”)

Registration Nos. 33-80966 and 811-8598

Ladies and Gentlemen:

On behalf of the Trust, and with respect to its series, the Growth, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is an exhibit containing interactive data (XBRL) format risk/return summary information that reflects the information filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) (Accession No. 0001193125-12-278599) on June 21, 2012, which is incorporated by reference into this Rule 497 filing.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2867.

Very truly yours,

/s/ Michelle M. Lombardo

Michelle M. Lombardo

Rule 497 Document

On behalf of The Commerce Funds (the “Trust”) and its series, the Growth, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, and pursuant to 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) (Accession No. 0001193125-12-278599) on June 21, 2012, which is incorporated by reference into this Rule 497 filing.